UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05977)

Exact name of registrant as specified in charter: Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: February 28, 2007

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
2/28/07 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.2%)(a)

	Rating(RAT)	Principal amount	Value

New Jersey (87.3%)
Atlantic Cnty., COP (Pub. Fac. Lease Agreement), FGIC
7.4s, 3/1/10	Aaa	$2,000,000	$2,206,960
7.4s, 3/1/09	Aaa	1,000,000	1,070,910
Bayonne, G.O. Bonds (School Bldg.), FSA, 5s, 7/15/25	Aaa	2,009,000	2,165,280
Casino Reinvestment Dev. Auth. Rev. Bonds, Ser. A,
MBIA, 5 1/4s, 6/1/21	Aaa	5,405,000	5,926,583
Essex Cnty., Impt. Auth. Rev. Bonds, Ser. 06, AMBAC,
5 1/4s, 12/15/20	Aaa	1,000,000	1,145,090
Freehold Twp., Board of Ed. G.O. Bonds, MBIA, 5s,
2/15/15	Aaa	200,000	218,326
Freehold, Regl. High School Dist. G.O. Bonds, FGIC,
5s, 3/1/19	Aaa	1,500,000	1,673,565
Hillsborough Twp., School Dist. G.O. Bonds, FSA,
5 3/8s, 10/1/21	Aaa	1,720,000	2,006,208
Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s,
1/1/14	Aaa	1,700,000	1,908,760
Lafayette Yard, Cmnty. Dev. Rev. Bonds
(Hotel/Conference Ctr.), MBIA, 6 1/8s, 4/1/16
(Prerefunded)	Aaa	890,000	962,215
Middlesex Cnty., Impt. Auth. Lease Rev. Bonds
(Perth Amboy Muni. Complex), FGIC, 5s, 3/15/31	Aaa	2,750,000	2,912,580
(North Brunswick Twp.), Ser. A, FGIC, 5s, 10/1/20	Aaa	1,000,000	1,059,210
Middlesex Cnty., Util. Auth. Swr. Rev. Bonds, Ser. A,
MBIA, 6 1/4s, 8/15/10	Aaa	2,185,000	2,268,511
Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aa1	1,150,000	1,309,896
Monroe Twp., Muni. Util. Auth. Middlesex Cnty., Rev.
Bonds, FGIC
5 1/8s, 2/1/17	Aaa	505,000	530,553
5 1/8s, 2/1/17 (Prerefunded)	Aaa	495,000	521,705
New Brunswick Pkg. Auth. Rev. Bonds, Ser. A, MBIA, 5s,
9/1/24	Aaa	1,225,000	1,299,701
Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark
Marine Term.), MBIA, 5 1/4s, 1/1/22 (Prerefunded)	AAA	2,260,000	2,473,660
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, 7 1/4s, 11/15/31
(Prerefunded)	AAA/P	1,000,000	1,155,360
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	1,300,000	1,323,075
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	1,500,000	1,589,790
(Burlington Coat Factory), 6 1/8s, 9/1/10	Aa3	1,300,000	1,312,532
(Franciscan Oaks), 5 3/4s, 10/1/23	BB/P	1,750,000	1,790,565
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	1,200,000	1,258,596
(NJ Performing Arts Ctr.), Ser. C, AMBAC, 5 1/2s,
6/15/13	Aaa	1,500,000	1,522,305
(Seabrook Village), 5 1/4s, 11/15/26	BB-/P	200,000	205,974
(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa	3,000,000	3,202,380
(School Fac. Construction), Ser. G, AMBAC, 5s, 9/1/26
(Prerefunded)	AAA	5,000,000	5,386,850
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/24	Aaa	400,000	428,532
(School Fac. Construction), Ser. L, FSA, 5s, 3/1/23	Aaa	2,545,000	2,726,535
NJ Econ. Dev. Auth. Solid Waste Rev. Bonds (Disp.
Waste Mgt.), 5.3s, 6/1/15	BBB	1,500,000	1,587,570
NJ Econ. Dev. Auth. Wtr. Fac. VRDN (United Wtr. NJ
Inc.), 3.64s, 11/1/25	VMIG1	800,000	800,000
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19
(Prerefunded)	Aaa	5,000,000	6,169,950
(Atlantic City Med. Ctr.), 6 1/4s, 7/1/17	A2	1,000,000	1,120,050
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,793,348
(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25	A2	1,250,000	1,334,713
(Hunterdon Med. Ctr.), Ser. A, 5 1/4s, 7/1/25	A-	700,000	756,735
(Englewood Hosp.), MBIA, 5 1/4s, 8/1/16	Aaa	1,655,000	1,783,776
(Englewood Hosp.), MBIA, 5 1/4s, 2/1/16	Aaa	1,615,000	1,736,561
(Hlth. Care Fac. Good Shepherd), 5.1s, 7/1/21	AA	1,010,000	1,050,390
(Englewood Hosp.), MBIA, 5s, 8/1/31	Aaa	1,250,000	1,309,563

(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/26	A-	510,000	539,560
(South Jersey Hosp.), 5s, 7/1/25	Baa1	2,430,000	2,553,638
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/19	A-	595,000	630,426
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,043,500
NJ State G.O. Bonds, FGIC, 6s, 2/15/11	Aaa	4,065,000	4,417,557
NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC,
zero %, 12/15/24	Aaa	2,400,000	1,156,320
NJ State Bldg. Auth. Rev. Bonds, Ser. A
5 1/8s, 6/15/19 (Prerefunded)	AA-	2,055,000	2,149,670
5 1/8s, 6/15/18 (Prerefunded)	AA-	1,455,000	1,522,032
NJ State Edl. Fac. Auth. Rev. Bonds
(Georgian Court College), Ser. C, 6 1/2s, 7/1/33	Baa1	1,250,000	1,405,138
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB-/Fitch	1,000,000	1,111,720
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB-/Fitch	1,000,000	1,078,540
(Rowan U.), Ser. B, FGIC, 5s, 7/1/31	Aaa	1,600,000	1,683,488
(Ramapo College of NJ), Ser. E, FGIC, 5s, 7/1/28
(Prerefunded)	Aaa	3,590,000	3,893,965
(Richard Stockton College), Ser. F, MBIA, 5s, 7/1/27	Aaa	1,980,000	2,135,905
(Richard Stockton College), Ser. F, MBIA, 5s, 7/1/26	Aaa	1,980,000	2,137,509
(Richard Stockton College), Ser. F, MBIA, 5s, 7/1/25	Aaa	1,860,000	2,007,963
(William Patterson U.), Ser. A, FGIC, 5s, 7/1/22	Aaa	1,110,000	1,188,521
(Rowan U.), Ser. C, MBIA, 5s, 7/1/21	Aaa	1,565,000	1,677,774
(Higher Ed. Cap. Impt. Fund), Ser. A, FSA, 5s, 9/1/17	Aaa	4,315,000	4,658,474
NJ State Edl. Fac. Auth. VRDN (Princeton U.), Ser. B,
3.62s, 7/1/21	VMIG1	6,900,000	6,900,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. E1, FSA, 5.7s, 5/1/20	Aaa	455,000	475,693
(Home Buyer), Ser. AA, MBIA, 5.3s, 4/1/26	AAA	1,030,000	1,030,690
NJ State Hwy. Auth. Rev. Bonds (Garden State Pkwy.),
U.S. Govt. Coll.
6.2s, 1/1/10 (Prerefunded)	AAA	1,500,000	1,571,295
5 5/8s, 1/1/30 (Prerefunded)	AAA	3,000,000	3,186,930
NJ State Tpk. Auth. Rev. Bonds
Ser. C, MBIA, 6 1/2s, 1/1/16 (Prerefunded)	Aaa	4,000,000	4,668,400
Ser. A, FSA, 5s, 1/1/20	AAA	6,000,000	6,404,460
NJ Waste Wtr. Treatment Rev. Bonds (Waste Wtr.
Treatment Trust), Ser. B, 7s, 5/15/09	Aa2	2,955,000	3,157,861
Northern Burlington Cnty., Regl. School Dist. G.O.
Bonds, MBIA, 5 1/4s, 4/1/17	Aaa	1,130,000	1,273,092
Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, MBIA,
5 1/4s, 1/1/22	Aaa	2,000,000	2,309,000
Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aaa	1,800,000	1,915,290
Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	AA	4,500,000	4,902,525
Ser. E, FGIC, 5s, 5/1/25	Aaa	1,330,000	1,422,236
Salem Cnty., Poll. Control Fin. Auth. Rev. Bonds, Ser.
A, 5 3/4s, 4/1/31	Baa1	1,250,000	1,345,388
South Jersey Port. Corp. Rev. Bonds, 5.2s, 1/1/23	A	1,250,000	1,302,750
Stony Brook, Regl. Swr. Rev. Bonds, Ser. B, 5.45s,
12/1/12	Aa2	1,000,000	1,052,960
Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded)	AAA	1,500,000	1,710,315
6s, 6/1/37 (Prerefunded)	AAA	4,500,000	4,997,565
Ser. 1A, 4 1/2s, 6/1/23	BBB	6,800,000	6,698,680
4 3/8s, 6/1/19 (Prerefunded)	AAA	955,000	958,438
Trenton, Pkg. Auth. Rev. Bonds, FGIC, 5 1/2s, 4/1/30
(Prerefunded)	Aaa	2,500,000	2,635,425
U. of Medicine & Dentistry Rev. Bonds, Ser. E, MBIA,
6 1/2s, 12/1/12 (Prerefunded)	Aaa	6,000,000	6,554,580
			176,470,136

New York (3.4%)
Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s,
6/1/94	AA-	5,000,000	6,178,900
Port. Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	600,000	608,412
			6,787,312

Pennsylvania (4.6%)
Delaware River Joint Toll Bridge Comm. Rev. Bonds
5 1/4s, 7/1/14 (Prerefunded)	A2	710,000	772,750
5 1/4s, 7/1/14	A2	540,000	581,407
Delaware River Port Auth. Rev. Bonds (Port Dist.),
Ser. B, FSA, 5 5/8s, 1/1/26	Aaa	7,500,000	7,889,250
			9,243,407

Puerto Rico (3.1%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
X, 5 1/2s, 7/1/13	A-	555,000	597,485
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	1,000,000	1,075,320
PR Hsg. Fin. Corp. Rev. Bonds, Ser. B, GNMA Coll, FNMA
Coll, FHLMC Coll., 4.45s, 6/1/27	Aaa	860,000	864,670
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,090,590
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A
5 1/4s, 8/1/24	BBB	1,250,000	1,354,988
5s, 8/1/10	BBB	750,000	777,015

PR Pub. Fin. Corp. Rev. Bonds (Cmnwlth.
Appropriation), Ser. A, 5 3/4s, 8/1/27	BBB-	500,000	538,605
			6,298,673

Virgin Islands (0.8%)
VI Pub. Fin. Auth. Rev. Bonds, FGIC, 5s, 10/1/24	Aaa	1,500,000	1,636,980

TOTAL INVESTMENTS
Total investments (cost $188,845,590) (b)			$200,436,508

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/07 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.

			3 month USD-
$4,550,000	(E)	5/23/12	LIBOR-BBA	4.923%	$(8,554)

				U.S. Bond
				Market
				Association
				Municipal Swap
7,000,000	(E)	5/23/12	3.422%	Index	1,681

JPMorgan Chase Bank, N.A.

			3 month USD-
5,980,000	(E)	11/8/11	LIBOR-BBA	5.036%	14,591

				U.S. Bond
				Market
				Association
				Municipal Swap
9,200,000	(E)	11/8/11	3.488%	Index	(28,495)

Morgan Stanley Capital Services, Inc.
				U.S. Bond
				Market
				Association
				Municipal Swap
9,000,000	(E)	11/16/11	3.4695%	Index	(48,660)

Total					$(69,437)

(E) See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $201,990,118.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2007. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $188,845,591, resulting in gross unrealized appreciation and depreciation of $11,610,574 and $19,657, respectively, or net unrealized appreciation of $11,590,917.

The rates shown on VRDN are the current interest rates at February 28, 2007.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

Education	18.9%
Transportation	16.4
Health care	13.2

The fund had the following insurance concentrations greater than 10% at February 28, 2007 (as a percentage of net assets):

MBIA	22.3%
FSA	16.3
FGIC	13.3

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: April 27, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 27, 2007